Schedule of Loan Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
New loans	$ 271,000	¥ 22,222,000	¥ 15,465,000	¥ 15,392,000
Repayment of outstanding loans	$ 140,476	¥ 11,519,000	¥ 9,777,000	¥ 8,586,000